[redacted]

07072791

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

August 8, 2007

CENTAMX

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RECD S.E.C.
AUG 0 8 2007
1086

1-33650

Dear Ms. Peters:

This is to certify that on August 8, 2007 the American Stock Exchange LLC (the "Exchange") received from NeoStem, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock and one-half Class A Common Stock Purchase Warrant

Common Stock, par value $.001 per share

Class A Common Stock Purchase Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
AUG 1 0 2007
THOMSON
FINANCIAL

cc: Herbert Scholl

END